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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
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     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2007 follows.



                              CORNERSTONE STRATEGIC
                                VALUE FUND, INC.



                                  ANNUAL REPORT

                                DECEMBER 31, 2007

CONTENTS

  Portfolio Summary                                                            1

  Summary Schedule of Investments                                              2

  Statement of Assets and Liabilities                                          4

  Statement of Operations                                                      5

  Statement of Changes in Net Assets                                           6

  Financial Highlights                                                         7

  Notes to Financial Statements                                                8

  Report of Independent Registered Public Accounting Firm                     12

  Tax Information                                                             13

  Additional Information Regarding the Fund's Directors
    and Corporate Officers                                                    14

  Description of Dividend Reinvestment Plan                                   17

  Proxy Voting and Portfolio Holdings Information                             19

  Privacy Policy Notice                                                       19

  Summary of General Information                                              20

  Shareholder Information                                                     20

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CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                   17.3
Financials                                                               14.2
Energy                                                                   13.2
Healthcare                                                               12.4
Industrials                                                              12.0
Consumer Staples                                                         11.2
Consumer Discretionary                                                    7.5
Telecommunication Services                                                3.3
Materials                                                                 3.3
Utilities                                                                 3.1
Closed-End Funds                                                          1.3
Other                                                                     1.2

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                               Sector                          Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation           Energy                              5.5
2.  General Electric Company          Industrials                         3.1
3.  Microsoft Corporation             Information Technology              2.9
4.  Procter & Gamble Company (The)    Consumer Staples                    2.3
5.  Johnson & Johnson                 Healthcare                          2.3
6.  Chevron Corporation               Energy                              2.2
7.  AT&T Inc.                         Telecommunication Services          2.0
8.  Coca-Cola Company (The)           Consumer Staples                    1.9
9.  EMC Corporation                   Information Technology              1.8
10. Cisco Systems, Inc.               Information Technology              1.5

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.09%
 CLOSED-END FUNDS - 1.34%
  Total Closed-End Funds (a)(b)                                    $  1,609,842
                                                                   ------------
 CONSUMER DISCRETIONARY - 7.50%
  McDonald's Corporation                                  15,100        889,541
  Time Warner Inc.                                        53,500        883,285
  Walt Disney Company (The)                               38,700      1,249,236
  Other Consumer Discretionary (a)                                    5,996,147
                                                                   ------------
                                                                      9,018,209
                                                                   ------------
 CONSUMER STAPLES - 11.16%
  Altria Group, Inc. ^                                    22,300      1,685,434
  Coca-Cola Company (The)                                 37,000      2,270,690
  PepsiCo, Inc.                                           14,600      1,108,140
  Procter & Gamble
  Company (The)                                           37,797      2,775,056
  Walgreen Co.                                            24,800        944,384
  Other Consumer Staples (a)                                          4,629,878
                                                                   ------------
                                                                     13,413,582
                                                                   ------------
 ENERGY - 13.17%
  Baker Hughes Incorporated                               10,600        859,660
  Chevron Corporation                                     28,032      2,616,227
  ConocoPhillips                                          10,474        924,854
  Exxon Mobil Corporation                                 70,500      6,605,144
  Marathon Oil Corp. ^                                    15,000        912,900
  Occidental Petroleum
  Corporation                                             10,500        808,395
  Schlumberger Limited                                    11,500      1,131,255
  Other Energy (a)                                                    1,974,702
                                                                   ------------
                                                                     15,833,137
                                                                   ------------
 FINANCIALS - 14.17%
  American Express Company                                19,600      1,019,592
  American International Group, Inc.                      16,831        981,247
  Bank of America Corporation                             36,138      1,491,054
  Citigroup Inc.                                          55,300      1,628,032
  Goldman Sachs Group, Inc. (The)                          4,800      1,032,240
  JPMorgan Chase & Co.                                    26,132      1,140,662
  Metlife, Inc.                                           15,200        936,624
  Wachovia Corporation ^                                  22,100        840,463
  Wells Fargo & Company                                   37,400      1,129,106
  Other Financials (a)                                                6,845,410
                                                                   ------------
                                                                     17,044,430
                                                                   ------------
 HEALTHCARE - 12.40%
  Amgen Inc. *                                            22,400      1,040,256
  Johnson & Johnson                                       40,900      2,728,030
  Medtronic, Inc. ^                                       21,500      1,080,805
  Merck & Co. Inc.                                        17,500      1,016,925
  Pfizer Inc.                                             43,560        990,119
  UnitedHealth Group Incorporated ^                       22,000      1,280,400
  WellPoint Inc. *                                        14,000      1,228,220
  Wyeth ^                                                 20,200        892,638
  Other Healthcare (a)                                                4,658,655
                                                                   ------------
                                                                     14,916,048
                                                                   ------------
 INDUSTRIALS - 11.99%
  3M Co.                                                   9,400        792,608
  General Electric Company                               100,900      3,740,363
  Honeywell International Inc.                            16,000        985,120
  United Technologies Corporation                         11,000        841,940
  Other Industrials (a)                                               8,061,250
                                                                   ------------
                                                                     14,421,281
                                                                   ------------
 INFORMATION TECHNOLOGY - 17.33%
  Apple Computer, Inc. *                                   8,500      1,683,680
  Automatic Data Processing, Inc.                         17,900        797,087
  Cisco Systems, Inc. *                                   64,900      1,756,843
  EMC Corporation *                                      116,648      2,161,487
  Google Inc. *                                            2,500      1,728,700
  Hewlett-Packard Company                                 19,900      1,004,552
  Intel Corporation                                       60,500      1,612,930
  International Business Machines Corporation             12,600      1,362,060
  Microsoft Corporation                                   98,200      3,495,920

See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007 (CONCLUDED)
--------------------------------------------------------------------------------

                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY (CONTINUED)
  Oracle Corporation *                                    48,272   $  1,089,982
  Texas Instruments Incorporated                          26,400        881,760
  Other Information Technology (a)                                    3,268,738
                                                                   ------------
                                                                     20,843,739
                                                                   ------------
 MATERIALS - 3.31%
  Freeport-McMoRan Copper & Gold, Inc.                     7,500        768,300
  Other Materials (a)                                                 3,215,280
                                                                   ------------
                                                                      3,983,580
                                                                   ------------
 REAL ESTATE INVESTMENT TRUST - 0.29%
  Total Real Estate Investment Trust (a)                                347,440
                                                                   ------------
 TELECOMMUNICATION SERVICES - 3.32%
  AT&T Inc.                                               56,539      2,349,761
  Verizon Communications Inc.^                            34,300      1,498,567
  Other Telecommunication Services (a)                                  143,721
                                                                   ------------
                                                                      3,992,049
                                                                   ------------
 UTILITIES - 3.11%
  Total Utilities (a)                                                 3,743,001
                                                                   ------------
TOTAL EQUITY SECURITIES
 (cost - $92,461,291)                                               119,166,338
                                                                   ------------

                                                        Principal
                                                          Amount
Description                                               (000's)      Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.61%
 REPURCHASE AGREEMENTS - 3.61%
  Bear, Stearns & Co. Inc. +
   (Agreements dated 12/31/2007 to be
   repurchased at $4,346,742) (c)                        $ 4,346   $  4,345,931
                                                                   ------------
 TOTAL SHORT-TERM INVESTMENTS
  (cost - $4,345,931)                                                 4,345,931
                                                                   ------------
 TOTAL INVESTMENTS - 102.70%
  (cost - $96,807,222)                                              123,512,269
                                                                   ------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (2.70)%                                              (3,244,221)
                                                                   ------------
NET ASSETS - 100.00%                                               $120,268,048
                                                                   ============

----------
^     Security or a portion thereof is out on loan.
*     Non-income producing security.
+ Includes investments purchased with collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2007.
(b) Affiliated investment. The Fund holds 0.58% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the fiscal year, there were no purchases or sales of this security.
(c) At December 31, 2007, the maturity date for all repurchase agreements held was January 2, 2008, with interest rates ranging from 1.50% to 4.50% and collateralized by $4,477,054 in U.S. Treasury Bond Strips maturing May 15, 2012.

                                 See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS
Investments, at value, including collateral for securities
  on loan of $3,237,688:
  Unaffiliated issuers (cost - $96,201,400)(1)                     $122,813,329
  Affiliated issuer (cost - $605,822)                                   698,940
                                                                   ------------
  Total investments (cost - $96,807,222)                            123,512,269
Receivables:
  Dividends                                                             166,971
  Interest                                                                6,678
Prepaid expenses                                                          1,947
                                                                   ------------
Total Assets                                                        123,687,865
                                                                   ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                    3,237,688
  Investment management fees                                             95,342
  Directors' fees                                                        27,287
  Other accrued expenses                                                 57,254
  Due to custodian                                                        2,246
                                                                   ------------
Total Liabilities                                                     3,419,817
                                                                   ------------
NET ASSETS (applicable to 26,556,691 shares of
  common stock outstanding)                                        $120,268,048
                                                                   ============
NET ASSET VALUE PER SHARE ($120,268,048 / 26,556,691)              $       4.53
                                                                   ============
NET ASSETS CONSISTS OF
Capital stock, $0.001 par value; 26,703,891 shares issued and
  26,556,691 shares outstanding (100,000,000 shares authorized)    $     26,557
Paid-in capital                                                      98,155,506
Treasury stock - 147,200 shares repurchased                          (1,569,020)
Accumulated net realized loss on investments                         (3,050,042)
Net unrealized appreciation in value of investments                  26,705,047
                                                                   ------------
Net assets applicable to shares outstanding                        $120,268,048
                                                                   ============

----------
(1) Includes securities out on loan to brokers with a market value of $3,171,814.

See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends (including $50,895 earned from affiliated issuer)      $  2,630,231
  Interest                                                               45,853
  Securities lending                                                     51,360
                                                                   ------------
  Total Investment Income                                             2,727,444
                                                                   ------------
Expenses:
  Investment management fees                                          1,306,006
  Administration fees                                                   130,599
  Directors' fees                                                       106,500
  Printing                                                               60,652
  Legal and audit fees                                                   49,531
  Accounting fees                                                        39,012
  Custodian fees                                                         21,900
  Transfer agent fees                                                    18,335
  Stock exchange listing fees                                            16,521
  Insurance                                                               8,459
                                                                   ------------
  Total Expenses                                                      1,757,515
  Less: Management fee waivers                                         (120,052)
  Less: Fees paid indirectly                                            (30,947)
                                                                   ------------
    Net Expenses                                                      1,606,516
                                                                   ------------
  Net Investment Income                                               1,120,928
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments                                    8,478,941
Capital gain distributions from regulated investment companies           50,393
Net change in unrealized appreciation in value of investments        (2,452,733)
                                                                   ------------
Net realized and unrealized gain on investments                       6,076,601
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  7,197,529
                                                                   ============

                                 See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Years Ended
                                                                           December 31,
                                                                   ----------------------------
                                                                       2007            2006
                                                                   ------------    ------------
DECREASE IN NET ASSETS
Operations:
  Net investment income                                            $  1,120,928    $  1,150,839
  Net realized gain/(loss) from investments                           8,478,941         (61,098)
  Capital gain distributions from regulated investment companies         50,393          39,515
  Net change in unrealized appreciation in value of investments      (2,452,733)     16,725,100
                                                                   ------------    ------------
    Net increase in net assets resulting from operations              7,197,529      17,854,356
                                                                   ------------    ------------
  Dividends and distributions to shareholders:
    Net investment income                                            (1,120,928)     (1,150,839)
    Net realized capital gains                                       (8,509,935)             --
    Return-of-capital                                               (19,451,697)    (25,065,536)
                                                                   ------------    ------------
      Total dividends and distributions to shareholders             (29,082,560)    (26,216,375)
                                                                   ------------    ------------
  Capital stock transactions:
    Proceeds from 913,617 and 932,769 shares newly issued
      and/or from treasury in reinvestment of dividends
      and distributions, respectively                                 5,808,750       5,000,232
                                                                   ------------    ------------
      Total decrease in net assets                                  (16,076,281)     (3,361,787)
                                                                   ------------    ------------
NET ASSETS
Beginning of year                                                   136,344,329     139,706,116
                                                                   ------------    ------------
End of year                                                        $120,268,048    $136,344,329
                                                                   ============    ============

See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                    For the Years Ended December 31,
                                                       ------------------------------------------------------------
                                                         2007         2006         2005         2004         2003
                                                         ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                     $   5.32     $   5.65     $   6.48     $   6.90     $   6.41
                                                       --------     --------     --------     --------     --------
Net investment income #                                    0.04         0.05         0.03         0.05         0.04
Net realized and unrealized gain on investments            0.24         0.66         0.18         0.55         1.44
                                                       --------     --------     --------     --------     --------
Net increase in net assets resulting from operations       0.28         0.71         0.21         0.60         1.48
                                                       --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                   (0.04)       (0.04)       (0.04)       (0.05)       (0.04)
  Net realized capital gains                              (0.33)          --        (1.00)          --           --
  Return-of-capital                                       (0.75)       (1.00)          --        (0.99)       (0.95)
                                                       --------     --------     --------     --------     --------
Total dividends and distributions to shareholders         (1.12)       (1.04)       (1.04)       (1.04)       (0.99)
                                                       --------     --------     --------     --------     --------
Capital stock transactions:
  Anti-dilutive effect due to shares issued
    in reinvestment of dividends and distributions         0.05           --           --         0.02           --
                                                       --------     --------     --------     --------     --------
Net asset value, end of year                           $   4.53     $   5.32     $   5.65     $   6.48     $   6.90
                                                       ========     ========     ========     ========     ========
Market value, end of year                              $   5.05     $   8.45     $   7.05     $   8.51     $   9.00
                                                       ========     ========     ========     ========     ========
Total investment return (a)                              (29.04)%      45.36%       (1.32)%       8.38%       77.69%
                                                       ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                  $120,268     $136,344     $139,706     $154,690     $ 26,565
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                           1.23%        1.22%        1.20%        1.28%        1.20%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                        1.35%        1.32%        1.36%        1.50%        1.59%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                           1.25%        1.25%        1.26%        1.36%        1.25%
Ratio of net investment income to average net assets       0.86%        0.85%        0.58%        0.73%        0.68%
Portfolio turnover rate                                   10.38%       10.59%       21.60%       39.05%       11.88%

#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.

                                 See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2007, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On September 20, 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 1, 2008, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment the Fund does not believe any adjustments will be required for the first quarter 2008.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex- dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed uncertain tax positions for open tax years 2004 through 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2007, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.10% of average net assets. For the year ended December 31, 2007, Cornerstone earned $1,306,006 for investment management services, of which it waived $120,052. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $30,947 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $28,224 for the year ended December 31, 2007 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the year ended December 31, 2007, purchases and sales of securities, other than short-term investments, were $13,515,708 and $36,154,820 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2007. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2007, was $3,171,814. During the year ended December 31, 2007, the Fund earned $51,360 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are deter- mined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

               ORDINARY INCOME                  RETURN-OF-CAPITAL
               ---------------                  -----------------
             2007           2006               2007           2006
             ----           ----               ----           ----
          $3,365,187     $1,150,839        $19,451,697     $25,065,536

                             LONG-TERM CAPITAL GAINS
                             -----------------------
                               2007          2006
                               ----          ----
                            $6,265,676        --

At December 31, 2007 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Accumulated net realized loss         $(3,013,507)
Unrealized appreciation                26,668,512
                                      -----------
Total distributable earnings          $23,655,005
                                      ===========

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2007, the Fund decreased net realized loss by $2,244,166 and decreased paid-in capital by $2,244,166. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2007, the Fund did not incur Post-October losses.

At December 31, 2007, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,013,507 of which $1,139,305 expires in 2008, $1,139,305 expires in 2009, $250,210 expires in 2010, and $484,687 expires in
2011. These capital loss carry- forwards are subject to an annual limitation of $1,139,305 during the next three years.

At December 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $96,843,757, $30,151,661, $(3,483,149), $26,668,512, respectively.

NOTE G. SUBSEQUENT EVENTS

Effective January 31, 2008, William A. Clark resigned from the Board of Directors. Mr. Clark remains as Vice President of the Fund. Effective February 15, 2008, Thomas R. Westle was replaced by Gary A. Bentz as Secretary of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2008

2007 TAX INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2007) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $29,082,560 in dividend and distributions paid to shareholders in respect of such year, is represented by $3,365,187 of ordinary income, $6,265,676 of net realized capital gains, and $19,451,697 of return-of-capital. As indicated in this notice, significant portions of the Fund's distributions for 2007 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio. During the year ended December 31, 2007 the following dividends and distributions per share were paid by the Fund:

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                               (PER SHARE AMOUNTS)

PAYMENT DATES:                1/31/07      2/28/07      3/30/07      4/30/07      5/31/07      6/29/07
                              -------      -------      -------      -------      -------      -------
Ordinary Income(1)            $0.0108      $0.0108      $0.0108      $0.0108      $0.0108      $0.0108
Long-Term Capital Gains(2)    $0.0201      $0.0201      $0.0201      $0.0201      $0.0201      $0.0201
Return-of-Capital(3)          $0.0621      $0.0621      $0.0621      $0.0621      $0.0621      $0.0621
                              -------      -------      -------      -------      -------      -------
Total:                        $0.0930      $0.0930      $0.0930      $0.0930      $0.0930      $0.0930
                              =======      =======      =======      =======      =======      =======

PAYMENT DATES:                7/31/07      8/31/07      9/28/07      10/31/07     11/30/07     12/31/07
                              -------      -------      -------      --------     --------     --------
Ordinary Income(1)            $0.0108      $0.0108      $0.0108      $0.0108      $0.0108      $0.0108
Long-Term Capital Gains(2)    $0.0201      $0.0201      $0.0201      $0.0201      $0.0201      $0.0201
Return-of-Capital(3)          $0.0621      $0.0621      $0.0621      $0.0621      $0.0621      $0.0621
                              -------      -------      -------      -------      -------      -------
Total:                        $0.0930      $0.0930      $0.0930      $0.0930      $0.0930      $0.0930
                              =======      =======      =======      =======      =======      =======

----------
(1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
(2) LONG-TERM CAPITAL GAINS - This is the per share amount of the total long-term capital gain distributions reported in Box 2a on Form 1099-DIV.
(3) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through a portion (71.52%) of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 15%.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
----------------------------------------------------------------------------------------------------------------
Ralph W.            Chairman of the     President, Cornerstone Advisors, Inc.;       1998          3
Bradshaw**          Board of            Financial Consultant; President and
(Dec. 1950)         Directors and       Director of Cornerstone Total Return
                    President           Fund, Inc.; President and Trustee of
                                        Cornerstone Progressive Return Fund.

Thomas H.           Director; Audit,    Independent Financial Adviser; Director      1987          3
Lenagh              Nominating and      of Photonics Products Group; Director
(Nov. 1924)         Corporate           of Cornerstone Total Return Fund, Inc.;
                    Governance          Trustee of Cornerstone Progressive
                    Committee           Return Fund; Director of Adams Express
                    Member              Company and Petroleum and Resources
                                        Corporation.

Edwin               Director; Audit,    Distinguished Fellow, The Heritage           2001          3
Meese III           Nominating and      Foundation Washington D.C.;
(Dec. 1931)         Corporate           Distinguished Visiting Fellow at the
                    Governance          Hoover Institution, Stanford University;
                    Committee           Senior Adviser, Revelation L.P.; Director
                    Member              of Cornerstone Total Return Fund, Inc.;
                                        Trustee of Cornerstone Progressive
                                        Return Fund.

Scott B. Rogers     Director; Audit,    Chairman, Board of Health Partners,          2000          3
(July 1955)         Nominating and      Inc.; Chief Executive Officer, Asheville
                    Corporate           Buncombe Community Christian
                    Governance          Ministry; and President, ABCCM
                    Committee           Doctor's Medical Clinic; Appointee, NC
                    Member              Governor's Commission on Welfare to
                                        Work; Director of Cornerstone Total
                                        Return Fund, Inc.; Trustee of
                                        Cornerstone Progressive Return Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
----------------------------------------------------------------------------------------------------------------
Andrew A.           Director;           Attorney and senior member of Strauss        2000          3
Strauss             Chairman of         & Associates, P.A., Attorneys, Asheville
(Nov. 1953)         Nominating and      and Hendersonville, NC; previous
                    Corporate           President of White Knight Healthcare,
                    Governance          Inc. and LMV Leasing, Inc., a wholly
                    Committee and       owned subsidiary of Xerox Credit
                    Audit Committee     Corporation; Director of Cornerstone
                    Member              Total Return Fund, Inc.; Trustee of
                                        Cornerstone Progressive Return Fund.

Glenn W.            Director;           Chairman of the Board, Tower                 2000          3
Wilcox, Sr.         Chairman of         Associates, Inc.; Chairman of the Board
(Dec. 1931)         Audit Committee     and Chief Executive Officer of Wilcox
                    Nominating and      Travel Agency, Inc.; Director of
                    Corporate           Cornerstone Total Return Fund, Inc.;
                    Governance          Trustee of Cornerstone Progressive
                    Committee           Return Fund.
                    Member

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                       POSITION
ADDRESS*               POSITION             PRINCIPAL OCCUPATION                               WITH FUND
(BIRTH DATE)           HELD WITH FUND       OVER LAST 5 YEARS                                  SINCE
---------------------------------------------------------------------------------------------------------
Gary A. Bentz          Chief Compliance     Chairman and Chief Financial Officer of            2004, 2008
(June 1956)            Officer and          Cornerstone Advisors, Inc.; previous Director,
                       Secretary            Vice President and Treasurer of the Fund and
                                            Cornerstone Total Return Fund, Inc.; Financial
                                            Consultant, C.P.A.; Chief Compliance Officer
                                            and Secretary of Cornerstone Total Return
                                            Fund, Inc. and Cornerstone Progressive
                                            Return Fund.

William A. Clark       Vice President       Director and Stockholder of Cornerstone            2004
(Oct. 1945)                                 Advisors, Inc.; Vice President and former
                                            Director of Cornerstone Total Return Fund,
                                            Inc.; Vice President and former Trustee of
                                            Cornerstone Progressive Return Fund;
                                            Financial Consultant; former Director of
                                            Investors First Fund, Inc.

Kayadti A. Madison     Treasurer            Associate Director of Bear, Stearns & Co. Inc.     2007
(Feb. 1974)                                 since 2007 and Vice President from 2005 to
                                            2007. Senior fund administrator of Bear Stearns
                                            Funds Management Inc. from 1999 to 2005.
                                            Treasurer of Cornerstone Total Return Fund,

----------
* The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave. -- 23rd Floor, New York, NY 10179.
** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the share- holder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting share- holders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CornstnStrat" and BARRON'S under the designation "Cornerstone Str Val". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw                         Chairman of the Board of Directors
                                            and President
Thomas H. Lenagh                          Director
Edwin Meese III                           Director
Scott B. Rogers                           Director
Andrew A. Strauss                         Director
Glenn W. Wilcox, Sr.                      Director
Gary A. Bentz                             Chief Compliance Officer and Secretary
William A. Clark                          Vice President
Kayadti A. Madison                        Treasurer

INVESTMENT MANAGER                        STOCK TRANSFER AGENT AND REGISTRAR
Cornerstone Advisors, Inc.                American Stock Transfer & Trust Co.
One West Pack Square                      59 Maiden Lane
Suite 1650                                New York, NY 10038
Asheville, NC 28801
                                          INDEPENDENT REGISTERED PUBLIC
ADMINISTRATOR                               ACCOUNTING FIRM
Bear Stearns Funds Management Inc.        Tait, Weller & Baker LLP
383 Madison Avenue                        1818 Market Street
New York, NY 10179                        Suite 2400
                                          Philadelphia, PA 19103
CUSTODIAN
Custodial Trust Company                   LEGAL COUNSEL
101 Carnegie Center                       Blank Rome LLP
Princeton, NJ 08540                       405 Lexington Avenue
                                          New York, NY 10174
EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (212) 272-3550.

                                     [LOGO]
                                    AMERICAN
                                STOCK EXCHANGE(R)
                                     LISTED
                                     CLM(TM)

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (212)272-3550.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2007 and December 31, 2006.


                                                       2007          2006
                                                     -------       -------
Audit Fees                                           $17,200       $16,400
Audit-related Fees                                        --            --
Tax Fees (1)                                         $ 3,500       $ 3,300
All Other Fees                                            --            --
                                                     -------       -------
Total                                                $20,700       $19,700
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs

(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2006 and December 31, 2007).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
------------------------------------------------       ---------     -----------
EQUITY SECURITIES - 99.09%
  CLOSED-END FUNDS - 1.34%
    Adams Express Company (a)                             49,500     $   698,940
    Dreman/Claymore Dividend & Income Fund                 4,300          67,940
    General American Investors Company ^                   3,000         104,100
    Liberty All-Star Equity Fund                          84,030         592,412
    Zweig Fund, Inc. ^                                    29,000         146,450
                                                                     -----------
                                                                       1,609,842
                                                                     -----------

  CONSUMER DISCRETIONARY - 7.50%
    Amazon.com, Inc. ^ *                                    5,500        509,520
    Carnival Corporation                                    6,300        280,287
    Clear Channel Communications, Inc.                      3,300        113,916
    Comcast Corporation, Class A *                         28,555        521,414
    Gap, Inc. (The) ^                                      12,200        259,616
    Goodyear Tire & Rubber Company (The) *                  4,500        126,990
    Home Depot, Inc. (The)                                 15,600        420,264
    J.C. Penney Company, Inc. ^                             4,500        197,955
    Johnson Controls, Inc. ^                                7,500        270,300
    Lowe's Companies, Inc.                                 11,900        269,178
    McDonald's Corporation                                 15,100        889,541
    News Corporation, Class A                              23,000        471,270
    NIKE, Inc., Class B                                     8,600        552,464
    Omnicom Group Inc.                                      8,700        413,511
    Sears Holdings Corporation ^ *                            503         51,331
    Staples, Inc. ^                                        10,800        249,156
    Starbucks Corporation *                                 2,800         57,316
    Target Corporation                                      9,300        465,000
    Time Warner Inc.                                       53,500        883,285
    TJX Companies, Inc. (The)                               3,000         86,190
    Toyota Motor Corporation ^ ADR                          2,500        265,425
    Viacom Inc., Class B *                                  9,450        415,044
    Walt Disney Company (The)                              38,700      1,249,236
                                                                     -----------
                                                                       9,018,209
                                                                     -----------

  CONSUMER STAPLES - 11.16%
    Altria Group, Inc. ^                                   22,300      1,685,434
    Anheuser-Busch Companies, Inc.                          6,200        324,508
    Archer-Daniels-Midland Company                          3,960        183,863
    Coca-Cola Company (The)                                37,000      2,270,690
    Colgate-Palmolive Company                               6,400        498,944
    ConAgra Foods, Inc.                                    10,900        259,311
    CVS Corporation                                        10,430        414,592
    General Mills, Inc.                                     5,000        285,000
    H.J. Heinz Company                                      4,000        186,720
    Kimberly-Clark Corporation                             10,500        728,070
    Kraft Foods Inc, Class A                               10,932        356,711
    Kroger Co. (The) ^                                     13,800        368,598
    PepsiCo, Inc.                                          14,600      1,108,140
    Procter & Gamble Company (The)                         37,797      2,775,056
    Sysco Corporation ^                                     9,800        305,858
    Walgreen Co.                                           24,800        944,384
    Wal-Mart Stores, Inc.                                  15,100        717,703
                                                                     -----------
                                                                      13,413,582
                                                                     -----------

                                      -4-

                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
------------------------------------------------       ---------     -----------
  ENERGY - 13.17%
    Baker Hughes Incorporated                              10,600        859,660
    BJ Services Company                                     3,500         84,910
    Chevron Corporation                                    28,032      2,616,227
    ConocoPhillips                                         10,474        924,854
    ENSCO International Incorporated                        2,500        149,050
    Exxon Mobil Corporation                                70,500      6,605,144
    Halliburton Company                                    13,200        500,412
    Marathon Oil Corp. ^                                   15,000        912,900
    Noble Corporation ^                                     2,500        141,275
    Occidental Petroleum Corporation                       10,500        808,395
    Schlumberger Limited                                   11,500      1,131,255
    Transocean Inc.                                         2,500        357,875
    Valero Energy Corporation                               6,000        420,180
    XTO Energy, Inc. ^                                      6,250        321,000
                                                                     -----------
                                                                      15,833,137
                                                                     -----------

  FINANCIALS - 14.17%
    AFLAC Incorporated                                      7,000        438,410
    Allstate Corporation (The)                              6,800        355,164
    American Express Company                               19,600      1,019,592
    American International Group, Inc.                     16,831        981,247
    Bank of America Corporation                            36,138      1,491,054
    Bank of New York Mellon Corporation ^                  10,754        524,365
    BB&T Corporation ^                                      4,000        122,680
    CB Richard Ellis Group, Inc., Class A ^ *               9,000        193,950
    Charles Schwab Corporation (The)                        6,000        153,300
    Chubb Corporation (The)                                 4,100        223,778
    Citigroup Inc.                                         55,300      1,628,032
    Fannie Mae                                              4,000        159,920
    Freddie Mac                                             5,400        183,978
    Goldman Sachs Group, Inc. (The)                         4,800      1,032,240
    Hartford Financial Services Group, Inc. (The)           6,000        523,140
    JPMorgan Chase & Co.                                   26,132      1,140,662
    Lehman Brothers Holdings Inc.                           4,700        307,568
    Marsh & McLennan Companies, Inc. ^                      6,000        158,820
    Merrill Lynch & Co., Inc.                               4,700        252,296
    Metlife, Inc.                                          15,200        936,624
    Morgan Stanley                                         12,000        637,320
    PNC Financial Services Group, Inc.                      4,600        301,990
    Prudential Financial, Inc.                              4,200        390,768
    State Street Corporation ^                              3,500        284,200
    SunTrust Banks, Inc. ^                                  5,000        312,450
    Travelers Companies, Inc. (The)                         9,476        509,809
    U.S. Bancorp ^                                         21,901        695,138
    Wachovia Corporation ^                                 22,100        840,463
    Washington Mutual, Inc. ^                               8,550        116,366
    Wells Fargo & Company                                  37,400      1,129,106
                                                                     -----------
                                                                      17,044,430
                                                                     -----------

  HEALTHCARE - 12.40%
    Abbott Laboratories                                    11,200        628,880
    Aetna Inc.                                              6,000        346,380
    Amgen Inc. *                                           22,400      1,040,256
    Baxter International Inc.                               5,000        290,250
    Becton, Dickinson and Company                           6,900        576,702
    Biogen Idec Inc. ^ *                                    3,000        170,760
    Bristol-Myers Squibb Company ^                         25,500        676,260
    Cardinal Health, Inc.                                   2,950        170,362
    Covidien Limited                                        2,599        115,110

                                      -5-

                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
------------------------------------------------       ---------     -----------
    Eli Lilly and Company                                   4,700        250,933
    Gilead Sciences, Inc. *                                 7,000        322,070
    Johnson & Johnson                                      40,900      2,728,030
    McKesson Corporation                                    2,800        183,428
    Medtronic, Inc. ^                                      21,500      1,080,805
    Merck & Co. Inc.                                       17,500      1,016,925
    Pfizer Inc.                                            43,560        990,119
    Schering-Plough Corporation                            25,000        666,000
    Stryker Corporation ^                                   3,500        261,520
    UnitedHealth Group Incorporated ^                      22,000      1,280,400
    WellPoint Inc. *                                       14,000      1,228,220
    Wyeth ^                                                20,200        892,638
                                                                     -----------
                                                                      14,916,048
                                                                     -----------

  INDUSTRIALS - 11.99%
    3M Co.                                                  9,400        792,608
    Boeing Company (The)                                    6,700        585,982
    Burlington Northern Santa Fe Corporation                5,400        449,442
    Caterpillar Inc.                                        6,800        493,408
    CSX Corporation                                         6,500        285,870
    Danaher Corporation ^                                   3,500        307,090
    Deere & Company                                         5,000        465,600
    Emerson Electric Co. ^                                 12,000        679,920
    FedEx Corp.                                             2,000        178,340
    General Dynamics Corporation                            3,200        284,768
    General Electric Company                              100,900      3,740,363
    Honeywell International Inc.                           16,000        985,120
    Illinois Tool Works Inc.                               13,300        712,082
    Ingersoll-Rand Company Ltd., Class A                    4,500        209,115
    Lockheed Martin Corporation                             4,000        421,040
    Norfolk Southern Corporation                            5,500        277,420
    Northrop Grumman Corporation                            5,000        393,200
    Precision Castparts Corp. ^                             2,500        346,750
    Raytheon Company ^                                     11,000        667,700
    Southwest Airlines Co.                                  5,700         69,540
    Union Pacific Corporation ^                             2,000        251,240
    United Parcel Service, Inc., Class B                    9,600        678,912
    United Technologies Corporation                        11,000        841,940
    Waste Management, Inc.                                  9,300        303,831
                                                                     -----------
                                                                      14,421,281
                                                                     -----------

  INFORMATION TECHNOLOGY - 17.33%
    Adobe Systems Incorporated *                            4,200        179,466
    Agilent Technologies Inc. *                             8,000        293,920
    Analog Devices, Inc.                                    3,500        110,950
    Apple Computer, Inc. *                                  8,500      1,683,680
    Applied Materials, Inc.                                33,800        600,288
    Automatic Data Processing, Inc.                        17,900        797,087
    Cisco Systems, Inc. *                                  64,900      1,756,843
    Corning Incorporated                                   16,500        395,835
    Dell Inc. ^ *                                           4,700        115,197
    eBay Inc. *                                             8,500        282,115
    EMC Corporation *                                     116,648      2,161,487
    Google Inc. *                                           2,500      1,728,700
    Hewlett-Packard Company                                19,900      1,004,552
    Intel Corporation                                      60,500      1,612,930
    International Business Machines Corporation            12,600      1,362,060
    Micron Technology, Inc. ^ *                            11,500         83,375
    Microsoft Corporation                                  98,200      3,495,920
    Motorola, Inc.                                         10,000        160,400

                                        -6-


                                                         NO. OF
DESCRIPTION                                              SHARES         VALUE
------------------------------------------------       ---------     -----------
    Oracle Corporation *                                   48,272      1,089,982
    QUALCOMM Inc.                                          17,000        668,950
    Sun Microsystems, Inc. ^ *                              1,875         33,994
    Texas Instruments Incorporated                         26,400        881,760
    Yahoo! Inc. *                                          14,800        344,248
                                                                     -----------
                                                                      20,843,739
                                                                     -----------

  MATERIALS - 3.31%
    Alcoa Inc.                                             16,900        617,695
    Dow Chemical Company (The) ^                            5,400        212,868
    E. I. du Pont de Nemours and Company                   17,300        762,757
    Freeport-McMoRan Copper & Gold, Inc.                    7,500        768,300
    International Paper Company                            15,500        501,890
    Monsanto Company                                        5,660        632,165
    Praxair, Inc.                                           5,500        487,905
                                                                     -----------
                                                                       3,983,580
                                                                     -----------

  REAL ESTATE INVESTMENT TRUST - 0.29%
    Simon Property Group, Inc.                              4,000        347,440
                                                                     -----------


  TELECOMMUNICATION SERVICES - 3.32%
    AT&T Inc.                                              56,539      2,349,761
    Sprint Nextel Corporation                              10,946        143,721
    Verizon Communications Inc. ^                          34,300      1,498,567
                                                                     -----------
                                                                       3,992,049
                                                                     -----------

  UTILITIES - 3.11%
    American Electric Power Company, Inc.                   8,000        372,480
    Dominion Resources, Inc. ^                             14,200        673,790
    Duke Energy Corporation                                15,800        318,686
    Edison International                                    9,000        480,330
    Exelon Corporation                                      3,000        244,920
    FirstEnergy Corp. ^                                     5,000        361,700
    FPL Group, Inc.                                         4,000        270,680
    PG&E Corporation                                        5,000        215,450
    Public Service Enterprise Group Incorporated            3,500        343,840
    Southern Company (The)                                 11,900        461,125
                                                                     -----------
                                                                       3,743,001
                                                                     -----------
TOTAL EQUITY SECURITIES
  (cost - $92,461,291)                                               119,166,338
                                                                     -----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
                                                    -------------

SHORT-TERM INVESTMENTS - 3.61%
  REPURCHASE AGREEMENTS - 3.61%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to be
    repurchased at $2,515,216, 4.50%,
    1/2/2008, collateralized by $2,587,615
    in U.S. Treasury Bond Strips)                   $       2,515      2,514,588
    Bear, Stearns & Co. Inc.
    (Agreements dated 12/31/2007 to be
    repurchased at $1,108,335, 1.50%,
    1/2/2008, collateralized by $1,143,263
    in U.S. Treasury Bond Strips)                           1,108      1,108,243
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to be
    repurchased at $723,191, 2.25%, 1/2/2008,
    collateralized by $746,176 in
    U.S. Treasury Bond Strips)                                723        723,100
                                                                     -----------


TOTAL SHORT-TERM INVESTMENTS
  (cost - $4,345,931)                                                  4,345,931
                                                                     -----------

                                      -7-


DESCRIPTION                                                           VALUE
------------------------------------------------                   -----------

TOTAL INVESTMENTS - 102.70%
  (cost - $96,807,222)                                               123,512,269
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.70)%                       (3,244,221)
                                                                   -------------
NET ASSETS - 100.00%                                               $ 120,268,048
                                                                   =============

---------

(a) Affiliated investment. The Fund holds 0.58% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the fiscal year, there were no purchases or sales of this security.

ADR American Depositary Receipt
*   Non-income producing security.
^   Security or a portion thereof is out on loan.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE STRATEGIC VALUE FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2007 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 26, 2008

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2001. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director/Trustee of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund). As of December 31, 2007, the total assets of Cornerstone Total Return Fund, Inc. was $47.1 million. As of December 31, 2007, the total assets of Cornerstone Progressive Return Fund, Inc. was $137.6 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2007, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is in the range of $100,001-$500,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.


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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer

Date: March 10, 2008


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